Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Operations and Comprehensive Loss [Abstract]
Net sales	$ 15,577	$ 14,785
Cost of goods sold	9,717	7,489
Gross profit	5,860	7,296
Operating expenses:
General and administrative	19,782	6,055
Share-based compensation	10,280	431
Sales and marketing	10,138	4,981
Customer service and warehousing	1,097	987
Impairment of intangible asset	889	0
Total operating expenses	42,186	12,454
Loss from operations	(36,326)	(5,158)
Other expense:
Interest expense, net	(670)	(868)
Loss on acquisitions	(147,376)	0
Change in fair value of warrant derivative liability	(90)	0
Total other expense	(148,136)	(868)
Net and comprehensive loss	(184,462)	(6,026)
Preferred dividends	109	0
Net and comprehensive loss available to common stockholders	$ (184,571)	$ (6,026)
Weighted average number of shares outstanding (in shares)	33,238,600	11,516,421
Loss per share, basic and diluted (in dollars per share)	$ (5.55)	$ (0.52)